Share Capital - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Weighted average shares outstanding, basic EPS (in shares)	136,735,317	108,162,090
Weighted average shares outstanding, effect of dilutive stock-options (in shares)	5,717	0
Weighted average shares outstanding, effect of convertible debenture (in shares)	0	3,789,474
Weighted average shares outstanding, effect of dilutive warrants (in shares)	321,471	4,889,630
Weighted average shares outstanding, diluted EPS (in shares)	137,062,505	116,841,194
Basic EPS	$ 11,419	$ (4,858)
Effect of Convertible Debenture	0	(3,457)
Effect of dilutive warrants	0	(20,315)
Diluted EPS	$ 11,419	$ (28,630)
Basic earnings (loss) per share (in USD per share)	$ 0.08	$ (0.04)
Diluted earnings (loss) per share (in USD per share)	$ 0.08	$ (0.25)